31 Net revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 52,323,525	R$ 57,999,866	R$ 49,260,594
Sales revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	62,284,161	68,663,320	58,184,041
Sales revenue [Member] | Domestic Market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	38,333,817	42,144,075	34,947,727
Sales revenue [Member] | Domestic Market [Member] | Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	38,391,132	42,189,365	34,983,265
Sales revenue [Member] | Domestic Market [Member] | Rebates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(57,315)	(45,290)	(35,538)
Sales revenue [Member] | Foreign market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	23,950,344	26,519,245	23,236,314
Sales revenue [Member] | Foreign market [Member] | Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	23,998,067	26,577,433	23,297,304
Sales revenue [Member] | Foreign market [Member] | Rebates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(47,723)	(58,188)	(60,990)
Sales and services deductions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(9,960,636)	(10,663,454)	(8,923,447)
Sales and services deductions [Member] | Domestic Market [Member] | Taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(9,704,712)	(10,219,138)	(8,663,707)
Sales and services deductions [Member] | Domestic Market [Member] | Sales returns
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(138,749)	(148,918)	(125,153)
Sales and services deductions [Member] | Foreign market [Member] | Taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(31,427)	(36,562)	(33,798)
Sales and services deductions [Member] | Foreign market [Member] | Sales returns
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ (85,748)	R$ (258,836)	R$ (100,789)